UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2004

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		January 14, 2005
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of this
       reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	91

Form 13F Information Table Value Total:	$192,332	(thousands)


List of Other Included Managers:

NONE









Voting


Market Value
Investment
Other
Authority
Security
Cusip
(x $1000)
Quantity
Discretion
Managers
Sole







ADMINISTAFF INC COM
007094105
$2,488
197,300
Sole
None
197,300
ALLTEL CORP COM
020039103
$2,517
42,839
Sole
None
42,839
ALTRIA GROUP INC COM
02209s103
$459
7,510
Sole
None
7,510
AMERICAN EXPRESS CO COM
025816109
$1,152
20,440
Sole
None
20,440
AMERICAN INTL GROUP COM
026874107
$3,202
48,764
Sole
None
48,764
AQUANTIVE INC COM
03839g105
$91
10,200
Sole
None
10,200
BAKER HUGHES INC COM
057224107
$1,545
36,200
Sole
None
36,200
BANKAMERICA CORP NEW COM
060505104
$520
11,060
Sole
None
11,060
BEAZER HOMES USA INC COM
07556Q105
$3,563
24,370
Sole
None
24,370
BIG LOTS INC COM
089302103
$2,458
202,675
Sole
None
202,675
BJS WHOLESALE CLUB INC COM
05548J106
$2,033
69,775
Sole
None
69,775
BRIGHT HORIZON FAMILY COM
109195107
$3,053
47,150
Sole
None
47,150
BRINKER INTL INC COM
109641100
$3,553
101,320
Sole
None
101,320
BRISTOL MYERS SQUIBB COM
110122108
$2,022
78,905
Sole
None
78,905
BRITISH PETE PLC AMERN SH
055622104
$920
15,752
Sole
None
15,752
CAMDEN PPTY TR SH BEN INT
133131102
$2,768
54,271
Sole
None
54,271
CATERPILLAR INC DEL COM
149123101
$254
2,600
Sole
None
2,600
CENDANT CORP COM
151313103
$4,428
189,403
Sole
None
189,403
CENTEX CORP COM
152312104
$2,050
34,400
Sole
None
34,400
CHEVRONTEXACO CORP COM
166764100
$587
11,180
Sole
None
11,180
CISCO SYS INC COM
17275R102
$2,517
130,289
Sole
None
130,289
CITIGROUP INC COM
172967101
$1,765
36,626
Sole
None
36,626
COMCAST CORP CL A
20030n101
$3,469
104,231
Sole
None
104,231
DISNEY WALT CO COM
254687106
$4,045
145,490
Sole
None
145,490
DUKE REALTY INVT INC COM NEW
264411505
$1,852
54,250
Sole
None
54,250
E M C CORP MASS COM
268648102
$365
24,545
Sole
None
24,545
EASTMAN KODAK CO COM
277461109
$1,856
57,545
Sole
None
57,545
EOG RES INC COM
26875P101
$3,466
48,565
Sole
None
48,565
ESTEE LAUDER
518439104
$3,096
67,650
Sole
None
67,650
EXXON CORP COM
30231G102
$1,157
22,577
Sole
None
22,577
FIRSTMERIT CORP COM
337915102
$2,876
100,947
Sole
None
100,947
FRANKLIN RES INC COM
354613101
$4,038
57,975
Sole
None
57,975
FREESCALE SEMICONDUCTR CL B
35687m206
$301
16,373
Sole
None
16,373
GATX CORP COM
361448103
$2,870
97,075
Sole
None
97,075
GENCORP INC COM
368682100
$3,539
190,569
Sole
None
190,569
GENERAL ELEC CO COM
369604103
$4,086
111,951
Sole
None
111,951
GEORGIA PAC CORP COM GA PAC
GRP
373298108
$345
9,200
Sole
None
9,200
HALLIBURTON CO COM
406216101
$2,933
74,735
Sole
None
74,735
HEWLETT-PACKARD
428236103
$2,862
136,483
Sole
None
136,483
HILFIGER TOMMY CORP ORD
G8915Z102
$1,627
144,250
Sole
None
144,250
HORACE MANN EDUCTR CP COM
440327104
$1,296
67,950
Sole
None
67,950
INTEL CORP COM
458140100
$3,137
134,111
Sole
None
134,111
INTERNATIONAL BUS MACH COM
459200101
$429
4,348
Sole
None
4,348
ITT INDS INC IND COM
450911102
$1,757
20,800
Sole
None
20,800
J P MORGAN CHASE & CO COM
46625H100
$1,197
30,692
Sole
None
30,692
KENNAMETAL INC COM
489170100
$3,133
62,950
Sole
None
62,950
KIMBERLY CLARK CORP COM
494368103
$333
5,064
Sole
None
5,064
LEHMAN BROS HLDGS INC COM
524908100
$3,933
44,960
Sole
None
44,960
LOEWS CORP COM
540424108
$1,562
22,224
Sole
None
22,224
LUBRIZOL CORP COM
549271104
$1,286
34,900
Sole
None
34,900
MAGELLAN MIDSTREAM PRT COM
UNIT RP LP
559080106
$484
8,250
Sole
None
8,250
MEADWESTVACO CORP COM
583334107
$271
7,998
Sole
None
7,998
MERCK & CO INC COM
589331107
$2,868
89,244
Sole
None
89,244
MICROSOFT CORP COM
594918104
$400
14,956
Sole
None
14,956
MILLS CORP COM
601148109
$2,782
43,625
Sole
None
43,625
MORGAN STANLEY DEAN WITTER
& CO NEW
617446448
$412
7,421
Sole
None
7,421
MOTOROLA
620076109
$2,729
158,640
Sole
None
158,640
NATIONAL SEMICONDUCTOR COM
637640103
$2,521
140,450
Sole
None
140,450
NATIONWIDE FINL SVCS CL A
638612101
$2,218
58,025
Sole
None
58,025
NEWFIELD EXPL CO COM
651290108
$1,920
32,513
Sole
None
32,513
NORDSON CORP COM
655663102
$3,566
89,005
Sole
None
89,005
NORDSTROM INC
655664100
$5,308
113,590
Sole
None
113,590
NORTHROP GRUMMAN CORP
COM
666807102
$2,772
50,994
Sole
None
50,994
OHIO SVGS FINL CORP COM
677502106
$582
82
Sole
None
82
OMNICARE INC COM
681904108
$1,073
31,000
Sole
None
31,000
ORACLE SYSTEMS
68389X105
$2,666
194,330
Sole
None
194,330
OWENS & MINOR INC NEW COM
690732102
$3,234
114,804
Sole
None
114,804
PFIZER INC COM
717081103
$1,113
41,385
Sole
None
41,385
PROCTER & GAMBLE CO COM
742718109
$301
5,468
Sole
None
5,468
PROGRESSIVE CORP OHIO COM
743315103
$6,340
74,729
Sole
None
74,729
QUALITY DINING INC COM
74756P105
$76
24,200
Sole
None
24,200
RYDEX SER FDS OTC FD
783554603
$190
17,477
Sole
None
17,477
SCHLUMBERGER LTD COM
806857108
$3,511
52,435
Sole
None
52,435
SCUDDER NEW ASIA FD COM
811183102
$1,057
71,275
Sole
None
71,275
SCUDDER NEW EUROPE FD CL A
48841y107
$673
60,638
Sole
None
60,638
SIMON PPTY GROUP NEW COM
828806109
$2,417
37,368
Sole
None
37,368
ST PAUL TRAVELERS INC COM
792860108
$3,042
82,068
Sole
None
82,068
STARWOOD HOTEL&RESORTS
COMBND CTF NEW
85590A203
$4,213
72,147
Sole
None
72,147
STERIS CORP COM
859152100
$3,011
126,927
Sole
None
126,927
TENET HEALTHCARE CORP COM
88033G100
$1,761
160,350
Sole
None
160,350
TERADYNE INC COM
880770102
$1,395
81,750
Sole
None
81,750
TETRA TECH INC NEW COM
88162G103
$3,040
181,616
Sole
None
181,616
TIME WARNER INC COM
887317105
$3,727
191,625
Sole
None
191,625
TJX COS INC NEW COM
872540109
$686
27,300
Sole
None
27,300
TOYS R US INC COM
892335100
$2,031
99,200
Sole
None
99,200
TRANSOCEAN SEDCO FOREX INC
g90078109
$3,062
72,229
Sole
None
72,229
UBS AG ORD
H8920M855
$359
4,281
Sole
None
4,281
WACHOVIA CORP 2ND NEW COM
929903102
$2,687
51,093
Sole
None
51,093
WEBMD CORP COM
94769M105
$126
15,450
Sole
None
15,450
WEBSENSE INC COM
947684106
$2,449
48,275
Sole
None
48,275
WILD OATS MARKETS INC COM
96808B107
$2,468
280,184
Sole
None
280,184









$192,332